Debt and Convertible Preferred Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt And Convertible Preferred Stock Warrants [Abstract]
Debt and Convertible Preferred Stock Warrants
5.	Debt and Convertible Preferred Stock and Common Stock Warrants
The Company’s outstanding debt, net of debt discounts, consisted of the following (in thousands):

	December 31,	March 31,
	2021	2022
Silicon Valley Bank Loan Revolver	$5,947	$5,947
Silicon Valley Bank and Hercules Mezzanine Term Loan	59,237	59,331
Atel Loan Facility Draw 3	1,489	1,255
Atel Loan Facility Draw 4	260	221

Total debt	66,933	66,754
Less: debt, current	(10,750)	(16,720)

Total debt, noncurrent	$56,183	$50,034

Silicon Valley Bank Loan Facility
In December 2016, the Company entered into a loan and security agreement (the “SVB Loan Facility”) with Silicon Valley Bank (“SVB”). The terms of the SVB Loan Facility, as amended and restated, provided for: (i) a revolving line of credit not to exceed $25.0 million (“Loan Revolver”), (ii) growth capital advance (“Term Loan”) of $3.9 million and (iii) a letter of credit sublimit of $6.0 million. The Term Loan had a maturity date in December 2022 and bore interest at Prime Rate per annum, payable monthly. The Loan Revolver borrowing capacity was limited to 60% of eligible inventory balances.
In April 2021, the Company entered into an amendment to the SVB Loan Facility, which incurs a facility fee of 0.20% per annum assessed on the daily average undrawn portion of revolving line of credit. In addition, the Loan Revolver letter of credit sublimit increased to $10.0 million and the Loan Revolver borrowing capacity increased to 65% of eligible inventory balances. The Loan Revolver borrowing capacity is reduced by outstanding letters of credit and credit available to the Company from certain credit card facilities, which amounted to $3.1 million and $1.5 million, respectively as of March 31, 2022. The amended Loan Revolver bears an interest rate equal to the greater of prime rate or 3.25% per annum and matures on March 31, 2023. Interest on the Loan Revolver is payable monthly in arrears.
In April 2021, all of the Company’s outstanding amounts under the SVB Term Loan were refinanced directly through the SVB and Hercules Loan Facility (see below). The Company determined the refinance represented an extinguishment of the SVB Term Loan.
The SVB Loan Facility is collateralized by substantially all of the Company’s assets on a first priority basis and contains customary events of default. The SVB Loan Facility includes affirmative, negative, and financial covenants that restrict the Company’s ability to, among other things, incur additional indebtedness, other than permitted indebtedness, enter into mergers or acquisitions, sell or otherwise dispose of assets, pay dividends, or repurchase stock, subject to customary exceptions. The SVB Loan Facility contains certain financial covenants which requires the Company to maintain minimum liquidity of $45.0 million. Minimum liquidity is defined as the sum of the aggregate amount of unrestricted and unencumbered cash deposited with SVB plus amounts available to be drawn under the loan revolver, as adjusted for any outstanding standby letters of credit issued by SVB.
As of March 31, 2022, the Company was in compliance with all covenants and had $5.9 million outstanding under the revolving line of credit. The effective interest rate is 3.85% on the revolving line of credit.
Silicon Valley Bank and Hercules Loan Facility
In April 2021, the Company entered into a Mezzanine Loan and Security Agreement (“SVB and Hercules Loan Facility”) with SVB and Hercules Capital, Inc. (“Hercules”). The availability period runs from the effective date until March 31, 2022, provides for advances of up to $60.0 million. In April 2021, the Company drew $25.0 million, which it used to directly settle the amounts outstanding under the SVB Term Loan and the Triplepoint Loan Facility (see below). In September and December 2021, the Company drew down the remaining additional borrowings of $25.0 million and $10.0 million, respectively. The SVB and Hercules Loan Facility bears an annual interest at the greater of 8.75% or prime plus 5.5%, payable monthly. The principal repayment period commences on November 1, 2022 and continues for 30 monthly installments with an additional final payment equal to 6.75% of the aggregate term loan advances. SVB and Hercules have committed to fund 51.0% and 49.0%, respectively, of all draws made under the SVB and Hercules Loan Facility.
The SVB and Hercules Loan Facility is collateralized on a second priority basis, subordinate to the SVB Loan Facility, by substantially all of the Company’s assets and contains affirmative and negative covenants that restrict the Company’s ability to, among other things, incur additional indebtedness, other than permitted indebtedness, enter into mergers or acquisitions, sell or otherwise dispose of assets, pay dividends or repurchase stock, subject to customary exceptions. The SVB and Hercules Loan Facility does not include any financial covenants, but does contain a subjective acceleration clause in the event that lenders determine that a material adverse change has or will occur within the business, operations, or financial condition of the Company or a material impairment of the prospect of repaying any portion of this financial obligation. In accordance with the loan agreement, SVB and Hercules have been provided with the Company’s periodic financial statements and updated projections to facilitate their ongoing assessment of the Company. The Company believes the likelihood that SVB and Hercules would exercise the subjective acceleration clause is remote, and as a result the SVB and Hercules Loan Facility is classified as Debt, noncurrent on the Company’s balance sheet as of March 31, 2022.
As of March 31, 2022, the Company had an aggregate of $60.0 million outstanding under the SVB and Hercules Loan Facility with effective interest rates ranging from 11.39% to 14.44%. As of March 31, 2022, the Company was in compliance with all covenants.
Atel Loan Facility
In July 2018, the Company entered into an equipment financing arrangement (the “Atel Loan Facility”) with Atel Ventures, Inc. (“Atel”) for funding of machinery and warehouse equipment that will become collateral. The loan agreement contains customary events of default.
As of March 31, 2022, the Company had $1.3 million outstanding on its third draw and $0.2 million outstanding on its fourth draw, which mature in April 2023 and May 2023, respectively. The effective interest rates on the loans are 19.23%. By the end of the equal monthly installments of principal and interest, the principal under each loan will be fully repaid.

Convertible Preferred Stock Warrants
In connection with certain debt agreements, the Company issued to the lenders warrants to purchase shares of convertible preferred stock. All warrants issued permit a cashless exercise at the option of the holder. The Company’s outstanding convertible preferred stock warrants are as follows:

	March 31, 2022
	Lenders	Exercise Price Per Share	Number of Shares	Expiration Date
Series A warrants	SVB	$0.62	51,617	December 2026
Series B warrants	SVB	1.46	107,093	July 2027
Series C warrants	TriplePoint	2.84	264,140	April 2028
Series D warrants	TriplePoint	8.25	200,043	May 2026
Convertible preferred stock warrants issued with debt may be issued upon entering into an agreement for future funding or upon funding. Convertible preferred stock warrants issued upon entering into an agreement for future funding are capitalized as debt issuance costs and amortized over the period of loan availability. When the warrants are issued upon funding, the initial estimated fair value of the convertible preferred stock warrants is recorded as a convertible preferred stock warrant liability, with an offset to the debt discount associated with the respective loan facility. The debt discount is amortized to interest expense over the repayment period of the loan using the effective-interest method.
Common Stock Warrants
In April 2021, in connection with the SVB and Hercules Loan Facility, the Company issued 213,328 warrants to purchase shares of its common stock at an exercise price of $4.43 per share. The warrants permit a cashless exercise at the option of the holder and expire in April 2033.
The Company determined the fair value of the warrants to be $6.08 per share using the Black-Scholes option pricing model. The fair value of the 213,328 shares initially issuable under the warrants was $1.3 million and was recorded to equity with an offset to the debt discount associated with the loan facility. The debt discount is amortized to interest expense over the term of the loan using the effective-interest method.

6.	Debt and Convertible Preferred Stock Warrants
The Company’s outstanding debt, net of debt discounts, consisted of the following (in thousands):

	December 31,
	2020	2021
Silicon Valley Bank Loan Revolver	$5,947	$5,947
Silicon Valley Bank Term Loan	2,586	—
Silicon Valley Bank and Hercules Mezzanine Term Loan	—	59,237
Triplepoint Loan Facility 4	19,933	—
Atel Loan Facility Draw 1	358	—
Atel Loan Facility Draw 2	165	—
Atel Loan Facility Draw 3	2,315	1,489
Atel Loan Facility Draw 4	396	260

Total debt	31,700	66,933
Less: debt, current	(1,918)	(10,750)

Total debt, noncurrent	$29,782	$56,183

Silicon Valley Bank Loan Facility
In December 2016, the Company entered into a loan and security agreement (the “SVB Loan Facility”) with Silicon Valley Bank (“SVB”). The terms of the SVB Loan Facility, as amended and restated, provided for: (i) a revolving line of credit not to exceed $25.0 million (“Loan Revolver”), (ii) growth capital advance (“Term Loan”) of $3.9 million and (iii) a letter of credit sublimit of $6.0 million. The Term Loan had a maturity date in December 2022 and bore interest at Prime Rate per annum, payable monthly. The Loan Revolver borrowing capacity was limited to 60% of eligible inventory balances.
In April 2021, the Company entered into an amendment to the SVB Loan Facility, which incurs a facility fee of 0.20% per annum assessed on the daily average undrawn portion of revolving line of credit. In addition, the Loan Revolver letter of credit sublimit increased to $10.0 million and the Loan Revolver borrowing capacity increased to 65% of eligible inventory balances. The Loan Revolver borrowing capacity is reduced by outstanding letters of credit and credit available to the Company from certain credit card facilities, which amounted to $3.1 million and $3.5 million, respectively, as of December 31, 2021. The amended Loan Revolver bears an interest rate equal to the greater of prime rate or 3.25% per annum and matures on March 31, 2023. Interest on the Loan Revolver is payable monthly in arrears.
In April 2021, all of the Company’s outstanding amounts under the SVB Term Loan were refinanced directly through the SVB and Hercules Loan Facility (see below). The Company determined the refinance represented an extinguishment of the SVB Term Loan and recorded a loss on extinguishment of $1.0 million.
The SVB Loan Facility is collateralized by substantially all of the Company’s assets on a first priority basis and contains customary events of default. The SVB Loan Facility includes affirmative, negative, and financial covenants that restrict the Company’s ability to, among other things, incur additional indebtedness, other than permitted indebtedness, enter into mergers or acquisitions, sell or otherwise dispose of assets, pay dividends, or repurchase stock, subject to customary exceptions. The SVB Loan Facility contains certain financial covenants which requires the Company to maintain minimum liquidity of $45.0 million. Minimum liquidity is defined as the sum of the aggregate amount of unrestricted and unencumbered cash deposited with SVB plus amounts available to be drawn under the loan revolver, as adjusted for any outstanding standby letters of credit issued by SVB.
As of December 31, 2021, the Company was in compliance with all covenants and had $5.9 million outstanding under the revolving line of credit. The effective interest rate is 3.85% on the revolving line of credit. Based on current working capital requirements, the Company is likely to trigger the minimum liquidity covenant during 2022 and therefore the Loan Revolver is reclassified as Debt, current on the Company’s balance sheet on December 31, 2021.
Silicon Valley Bank and Hercules Loan Facility
In April 2021, the Company entered into a Mezzanine Loan and Security Agreement (“SVB and Hercules Loan Facility”) with SVB and Hercules Capital, Inc. (“Hercules”). The availability period runs from the effective date until March 31, 2022, provides for advances of up to $60.0 million. In April 2021, the Company drew $25.0 million, which it used to directly settle the amounts outstanding under the SVB Term Loan and the Triplepoint Loan Facility (see below). In September and December 2021, the Company drew down the remaining additional borrowings of $25.0 million and $10.0 million, respectively. The SVB and Hercules Loan Facility bears an annual interest at the greater of 8.75% or prime plus 5.5%, payable monthly. The principal repayment period commences on November 1, 2022 and continues for 30 monthly installments with an additional final payment equal to 6.75% of the aggregate term loan advances. SVB and Hercules have committed to fund 51.0% and 49.0%, respectively, of all draws made under the SVB and Hercules Loan Facility.
The SVB and Hercules Loan Facility is collateralized on a second priority basis, subordinate to the SVB Loan Facility, by substantially all of the Company’s assets and contains affirmative and negative covenants that restrict the Company’s ability to, among other things, incur additional indebtedness, other than permitted indebtedness, enter into mergers or acquisitions, sell or otherwise dispose of assets, pay dividends or repurchase stock, subject to customary exceptions. The SVB and Hercules Loan Facility does not include any financial covenants, but does contain a subjective acceleration clause in the event that lenders determine that a material adverse change has or will occur within the business, operations, or financial condition of the Company or a material impairment of the prospect of repaying any portion of this financial obligation. In accordance with the loan agreement, SVB and Hercules have been provided with the Company’s periodic financial statements and updated projections to facilitate their ongoing assessment of the Company. The Company believes the likelihood that SVB and Hercules would exercise the subjective acceleration clause is remote, and as a result the SVB and Hercules Loan Facility is classified as Debt, noncurrent on the Company’s balance sheet as of December 31, 2021.
As of December 31, 2021, the Company had an aggregate of $60.0 million outstanding under the SVB and Hercules Loan Facility with effective interest rates ranging from 11.39% to 14.44%. As of December 31, 2021, the Company was in compliance with all covenants.
Triplepoint Loan Facility
In April 2018, the Company entered into an agreement (the “Triplepoint Loan Facility”), which was subsequently amended and restated, with Triplepoint Venture Growth BDC Corp. and its affiliates (collectively, “Triplepoint”) which provided for various term loans.
The Company made two draws of $20.0 million each on the loan facility with Triplepoint in January 2020. The first draw bore annual interest at the greater of: (i) 1.25% above the Prime Rate, or (ii) 5.50% annually and was repaid in July 2020. The second draw bore annual interest at the greater of: (i) 2.25% above the Prime Rate, or (ii) 5.50% annually and was repaid in April 2021 directly by proceeds from the SVB and Hercules Loan Facility, at which time, the Triplepoint Loan Facility was terminated.
Atel Loan Facility
In July 2018, the Company entered into an equipment financing arrangement (the “Atel Loan Facility”) with Atel Ventures, Inc. (“Atel”) for funding of machinery and warehouse equipment that will become collateral. The loan agreement contains customary events of default.
As of December 31, 2021, the Company had $1.5 million outstanding on its third draw and $0.3 million outstanding on its fourth draw. Each loan has a term of 36 months and matures in April 2023, and May 2023, respectively. The effective interest rates on the loans are 19.23%. By the end of the equal monthly installments of principal and interest, the principal under each loan will be fully repaid.
A schedule of the Company’s future debt maturities is as follows (in thousands):

Year Ended December 31,
2022	$11,127
2023	24,576
2024	24,000
2025	8,000
2026	—
Thereafter	—

Total principal debt payments	67,703
Less: debt discount	(770)

Total debt	$66,933

Convertible Preferred Stock Warrants
In connection with certain debt agreements, the Company issued to the lenders warrants to purchase shares of convertible preferred stock. All warrants issued permit a cashless exercise at the option of the holder. The Company’s outstanding convertible preferred stock warrants are as follows:

	December 31, 2021
	Lenders	Exercise Price Per Share	Number of Shares	Expiration Date
Series A warrants	SVB	$0.62	51,617	December 2026
Series B warrants	SVB	1.46	107,093	July to November 2027
Series C warrants	TriplePoint	2.84	264,140	April 2028
Series D warrants	TriplePoint	8.25	200,043	June 2026 to May 2029
Convertible preferred stock warrants issued with debt may be issued upon entering into an agreement for future funding or upon funding. Convertible preferred stock warrants issued upon entering into an agreement for future funding are capitalized as debt issuance costs and amortized over the period of loan availability. When the warrants are issued upon funding, the initial estimated fair value of the convertible preferred stock warrants is recorded as a convertible preferred stock warrant liability, with an offset to the debt discount associated with the respective loan facility. The debt discount is amortized to interest expense over the repayment period of the loan using the effective-interest method.
Common Stock Warrants
In April 2021, in connection with the SVB and Hercules Loan Facility, the Company issued warrants to purchase shares of its common stock at an exercise price of $4.43 per share. The number of shares initially issuable under the warrants is 213,328 shares. An additional 53,332 shares of common stock will become issuable upon a Term B loan advance, if any. The warrants permit a cashless exercise at the option of the holder and expire in April 2033.
The Company determined the fair value of the warrants to be $6.08 per share using the Black-Scholes option pricing model. The fair value of the 213,328 shares initially issuable under the warrants was $1.3 million and was recorded to equity with an offset to the debt discount associated with the loan facility. The debt discount is amortized to interest expense over the term of the loan using the effective-interest method.